Taxation - Movements in deferred tax balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Balance at the beginning of the period	$ 228	$ (907)	$ (1,806)
Net adjustment to the opening balance of retained earnings			(12)
Taxation expense	199	988	806
Other comprehensive income	94	83	113
Equity	(16)	12	(12)
Exchange	15	52	(44)
Balance at the end of the period	520	228	(907)
Net deferred tax asset	6,019	4,792	4,895
Movements in deferred tax assets	292
United Kingdom
Taxation
Net deferred tax asset	201
Intangibles, property, plant & equipment
Taxation
Balance at the beginning of the period	(2,265)	(3,368)	(3,852)
Taxation expense	(226)	1,055	401
Other comprehensive income	(78)	34	56
Exchange	(58)	14	27
Balance at the end of the period	(2,627)	(2,265)	(3,368)
Net deferred tax asset	1,061	1,091	1,071
Pension and post-retirement benefits
Taxation
Balance at the beginning of the period	561	495	509
Taxation expense	(64)	(9)	(15)
Other comprehensive income	101	79	26
Exchange	58	(4)	(25)
Balance at the end of the period	656	561	495
Net deferred tax asset	690	591	521
Elimination of unrealised profit on inventory
Taxation
Balance at the beginning of the period	1,293	980	831
Taxation expense	444	312	179
Exchange	70	1	(30)
Balance at the end of the period	1,807	1,293	980
Net deferred tax asset	2,286	1,543	1,287
Untaxed reserves
Taxation
Balance at the beginning of the period	(598)	(557)	(600)
Taxation expense	(92)	(63)	(4)
Other comprehensive income	(1)
Exchange	(110)	22	47
Balance at the end of the period	(801)	(598)	(557)
Losses and tax credits carried forward
Taxation
Balance at the beginning of the period	546	1,008	906
Taxation expense	136	(480)	129
Exchange	32	18	(27)
Balance at the end of the period	714	546	1,008
Net deferred tax asset	852	608	1,103
Accrued expenses and other
Taxation
Balance at the beginning of the period	691	535	400
Net adjustment to the opening balance of retained earnings			(12)
Taxation expense	1	173	116
Other comprehensive income	72	(30)	31
Equity	(16)	12	(12)
Exchange	23	1	(36)
Balance at the end of the period	771	691	535
Net deferred tax asset	$ 1,130	$ 959	$ 913